FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK ("First Ameritas")
                 FIRST AMERITAS VARIABLE LIFE SEPARATE ACCOUNT,
                FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT
                              ("Separate Accounts")

                                  Supplement to
                              OVERTURE ENCORE! II,
       OVERTURE Annuity III-Plus, OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2003

                       Supplement Dated November 20, 2006

Effective November 17, 2006, Ameritas Investment Corp. ("AIC") resigned as the investment adviser and principal underwriter to the Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"). Pursuant to shareholder approval, on November 18, 2006, Calvert Asset Management Company, Inc. ("CAMCO") assumed responsibility as investment adviser and Calvert Distributors, Inc. (CDI") assumed responsibility as principal underwriter to the Ameritas Portfolios. The First Ameritas prospectuses listed above, including their statements of additional information ("SAIs"), are amended by replacing all references to AIC as adviser to the Ameritas Portfolios with references to CAMCO. In addition, references to CAMCO as subadvisor to the Ameritas Money Market portfolio are amended to refer to CAMCO as the advisor to the Ameritas Money Market portfolio.

The First Ameritas prospectuses, including their SAIs, are further amended by replacing any references to AIC as the principal underwriter to the Ameritas Portfolios with references to CDI.

Although it no longer serves as adviser to the Ameritas Portfolios, AIC remains the underwriter and distributor of each of the variable products.

First Ameritas, CAMCO, CDI and AIC are affiliated companies. First Ameritas, CAMCO, and CDI are indirect wholly owned subsidiaries of UNIFI Mutual Holding Company ("UNIFI"). AIC is an indirect majority owned subsidiary of UNIFI.

All other Policy provisions remain as stated in the Policies, prospectuses and SAIs.

Please see supplements to the Ameritas Portfolios prospectus and statement of additional information for more information about CAMCO and CDI.

     This Supplement should be retained with the current prospectus for your variable Policy issued by
                First Ameritas Life Insurance Corp. of New York.
             If you do not have a current prospectus, please contact
                       First Ameritas at 1-800-745-1112.